EQUITY INVESTMENTS - Schedule of Distribution Received and Contribution Paid (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity Investments
Distributions received from equity investments	$ 1,621	$ 5,293	$ 1,181
Contributions to equity investments	1,051	4,683	4,149
Payment to reduce company's funding commitment	1,051	4,683	4,149
Coastal GasLink
Equity Investments
Contributions to equity investments	65	3,964	3,231
Coastal GasLink | Coastal GasLink | Subordinated Loan Agreement | Subordinated debt
Equity Investments
Payment to reduce company's funding commitment	3,137
Equity investments
Equity Investments
Distributions received from equity investments	1,616	1,607	1,158
Contributions to equity investments	986	719	918
Coastal GasLink
Equity Investments
Distributions received from equity investments	0	3,147	0
Other
Equity Investments
Distributions received from equity investments	$ 5	$ 539	$ 23